Average Annual Total Returns - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - SelectPortfoliosGroup9-TelecommunicationsServicesSector-RetailComboPRO - Select Wireless Portfolio
Apr. 29, 2025
Select Wireless Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	17.17%
Past 5 years	9.71%
Past 10 years	10.79%
Select Wireless Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.71%
Past 5 years	7.81%
Past 10 years	8.91%
Select Wireless Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.78%
Past 5 years	7.34%
Past 10 years	8.31%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
SP033
Average Annual Return:
Past 1 year	12.81%
Past 5 years	7.16%
Past 10 years	8.11%